Cash and cash equivalents and borrowings and other borrowings borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							€ 6,438,000	€ 4,990
Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						€ 3,005,000
Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					€ 43,000
Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				€ 34,000
Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			€ 42,000
Exinfrastructure project [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							2,889,000	3,449,000
Notional amount							2,865,000	3,437,000
Exinfrastructure project [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						1,001,000	821,000
Exinfrastructure project [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					789,000	755,000
Exinfrastructure project [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				72,000	794,000
Exinfrastructure project [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			502,000	66,000
Exinfrastructure project [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		€ 1,000	501,000
Exinfrastructure project [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	€ 500,000	500,000
Exinfrastructure project [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							2,866,000	3,394,000
Exinfrastructure project [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							2,889,000	3,449,000
Exinfrastructure project [Member] | Corporate debt [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							2,839,000	3,391,000
Credit limit							3,377,000	4,041,000
Credit utilized							2,839,000	3,391,000
Credit drawable							538,000	650,000
Consolidated debt							2,852,000	3,386,000
Exinfrastructure project [Member] | Corporate debt [Member] | Construction division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit							131,000	163,000
Credit utilized							17,000	26,000
Credit drawable							114,000	137,000
Consolidated debt							14,000	13,000
Exinfrastructure project [Member] | Corporate debt [Member] | Airports division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit							0	0
Credit utilized							0	0
Credit drawable							0	0
Consolidated debt							14,000	31,000
Exinfrastructure project [Member] | Corporate debt [Member] | Other division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit							8,000	22,000
Credit utilized							8,000	20,000
Credit drawable							0	2,000
Consolidated debt							8,000	19,000
Exinfrastructure project [Member] | Corporate debt [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						999,000	800,000
Exinfrastructure project [Member] | Corporate debt [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					780,000	750,000
Exinfrastructure project [Member] | Corporate debt [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				60,000	781,000
Exinfrastructure project [Member] | Corporate debt [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			500,000	60,000
Exinfrastructure project [Member] | Corporate debt [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		0	500,000
Exinfrastructure project [Member] | Corporate debt [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	500,000	500,000
Exinfrastructure project [Member] | Corporate debt [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							2,830,000	3,331,000
Exinfrastructure project [Member] | Corporate debt [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							2,852,000	3,386,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							2,839,000	3,391,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						999,000	800,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					780,000	750,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				60,000	781,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			500,000	60,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		0	500,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	500,000	500,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							2,830,000	3,331,000
Exinfrastructure project [Member] | Corporate debt [Member] | EUR [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							2,852,000	3,386,000
Exinfrastructure project [Member] | Other borrowings [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							26,000	46,000
Credit limit							140,000	185,000
Credit utilized							26,000	46,000
Credit drawable							114,000	139,000
Consolidated debt							36,000	63,000
Exinfrastructure project [Member] | Other borrowings [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						2,000	21,000
Exinfrastructure project [Member] | Other borrowings [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					9,000	5,000
Exinfrastructure project [Member] | Other borrowings [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				12,000	13,000
Exinfrastructure project [Member] | Other borrowings [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			2,000	6,000
Exinfrastructure project [Member] | Other borrowings [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		1,000	1,000
Exinfrastructure project [Member] | Other borrowings [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	0	0
Exinfrastructure project [Member] | Other borrowings [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							36,000	63,000
Exinfrastructure project [Member] | Other borrowings [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							36,000	63,000
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							1,000	1,000
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						0	0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					0	0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				0	0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			1,000	0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		0	1,000
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	0	0
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							7,000	3,000
Exinfrastructure project [Member] | Other borrowings [Member] | EUR [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							7,000	3,000
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							5,000	9,000
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						2,000	1,000
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					1,000	5,000
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				1,000	2,000
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			0	1,000
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		1,000	0
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	0	0
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							5,000	9,000
Exinfrastructure project [Member] | Other borrowings [Member] | PLN [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							5,000	9,000
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							8,000	20,000
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						0	20,000
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					0	0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				7,000	0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			1,000	0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		0	0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	0	0
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							7,000	19,000
Exinfrastructure project [Member] | Other borrowings [Member] | CLP [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							7,000	19,000
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							12,000	16,000
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						0	0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					8,000	0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				4,000	11,000
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			0	5,000
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		0	0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	0	0
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | At fair value [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							17,000	32,000
Exinfrastructure project [Member] | Other borrowings [Member] | Other currencies [Member] | Carrying amount [Domain]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Borrowings excluding infrastructure project companies							17,000	32,000
Infrastructure project [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount							8,554,000	8,070,000
Credit limit							8,567,000	8,070,000
Credit utilized							8,554,000	8,070,000
Credit drawable							13,000	1,000
Infrastructure project [Member] | Construction division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit							103,000	106,000
Credit utilized							102,000	106,000
Credit drawable							0	1,000
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit							220,000	255,000
Credit utilized							216,000	255,000
Credit drawable							4,000	0
Infrastructure project [Member] | Airports division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit							105,000	115,000
Credit utilized							105,000	115,000
Credit drawable							0	0
Infrastructure project [Member] | Other division [Member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Credit limit							49,000	49,000
Credit utilized							49,000	49,000
Credit drawable							0	€ 0
Infrastructure project [Member] | Not later than one year [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount						121,000	€ 76,000
Infrastructure project [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount					241,000	€ 61,000
Infrastructure project [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount				156,000	€ 292,000
Infrastructure project [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount			366,000	€ 62,000
Infrastructure project [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount		275,000	€ 171,000
Infrastructure project [Member] | Later than five years [member]
Maturities by currency and fair value of borrowings excluding infrastructure project companies [Line Items]
Notional amount	€ 7,394,000	€ 7,407,000